Accounts payable and accrued liabilities - Additional Information (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 12,272,769	$ 6,447,888
Research And Development Suppliers [member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	11,005,538
Legal And Insurance Service Provider [member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 873,725